Acquisitions and Other - Acquisitions and Other (Details) $ in Millions					3 Months Ended
	May 31, 2024	Mar. 21, 2024 CAD ($)	Apr. 03, 2023 CAD ($)	Jan. 20, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Feb. 01, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Assets included in disposal group			$ 359
Cash consideration			418
Gain on disposition			$ 12
Canadian Premier Life Insurance Company | Disposal groups classified as held for sale
Disclosure of detailed information about business combination [line items]
Assets included in disposal group						$ 638
Liabilities included in disposal group						638
Cash consideration						98
Contingent consideration						$ 25
Pre-tax gain on sale					$ 102
Gain on disposition					$ 65
Aditya Birla Sun Life AMC Limited
Disclosure of detailed information about business combination [line items]
Ownership percentage after acquisition	30.00%	6.30%
Generated gross proceeds		$ 136
Realized gain on disposition of business, pre-tax		$ 98
Partial disposition through sale of additional ownership interest	0.002
Dah Sing Bank, Limited
Disclosure of detailed information about business combination [line items]
Bancassurance partnership, term				15 years
Consideration transferred				$ 260